Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

	As of December 31,
	2011	2010
Products
Nickel (co-products and by-products)	1,771	1,310
Iron ore and pellets	1,137	825
Manganese and ferroalloys	240	203
Fertilizer	387	171
Copper concentrate	72	28
Coal	277	74
Others	91	143
Spare parts and maintenance supplies	1,276	1,544

	5,251	4,298